Long-Term Loans (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Long-Term Loans [Line Items]
Maturity period		December 2027
Zhejiang Yiwu Rural [Member] | Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Loan period			36 months
Loan			$ 1,382		¥ 9,950
Fixed interest rate			3.60%		3.60%
Maturity period			December 2026
China Construction Bank [Member] | Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Loan period	36 months
Loan	$ 123	$ 123		¥ 895
Fixed interest rate	3.90%	3.90%		3.90%